Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited) (Tables)	6 Months Ended
Jun. 30, 2024
Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited)
Schedule of interests in subsidiaries

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	assets	liabilities
Subsidiaries
Refinería de Cartagena S.A.S.	U.S. Dollar	100%	Hydrocarbons refining, marketing and distribution	Colombia	Colombia	23,509,708	(910,551)	35,121,833	11,612,125
Cenit transporte y logística de hidrocarburos S.A.S.	Colombian peso	100%	Storage and transportation through hydrocarbon pipelines	Colombia	Colombia	14,274,042	2,661,860	17,842,988	3,568,946
Ecopetrol Global Energy S.L.U.	U.S. Dollar	100%	Investment vehicle	Spain	Spain	16,510,216	528,155	16,510,297	81
Oleoducto Central S.A. - Ocensa	U.S. Dollar	72.65%	Transportation through hydrocarbon pipelines	Colombia	Colombia	3,633,946	1,451,722	6,759,523	3,125,577
Hocol Petroleum Limited.	U.S. Dollar	100%	Investment vehicle	Bermuda	Bermuda	3,866,756	96,711	4,112,856	246,100
Ecopetrol América LLC.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	United States of America	United States of America	1,750,271	47,976	3,392,774	1,642,503
Hocol S.A.	U.S. Dollar	100%	Exploration, exploitation, and production of hydrocarbons	Cayman Islands	Colombia	3,351,032	125,601	5,259,866	1,908,834
Esenttia S.A.	U.S. Dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	2,558,163	(81,043)	3,116,775	558,612
Ecopetrol Capital AG	U.S. Dollar	100%	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group	Switzerland	Switzerland	2,936,964	44,593	8,655,529	5,718,565
Oleoducto de Colombia S. A. – ODC	Colombian peso	73%	Pipeline transportation of crude oil	Colombia	Colombia	417,523	172,927	799,041	381,518
Black Gold Re Ltd.	U.S. Dollar	100%	Reaseguradora para compañías del Grupo Empresarial Ecopetrol	Bermuda	Bermuda	1,217,714	48,479	1,389,000	171,286
Andean Chemicals Ltd.	U.S. Dollar	100%	Investment vehicle	Bermuda	Bermuda	1,915,191	(50,927)	1,931,415	16,224
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian peso	65%	Pipeline transportation of crude oil	Panama	Colombia	512,682	305,740	1,236,078	723,396
Interconexión Eléctrica S.A. E.S.P.	Colombian peso	51.41%	-Provision of the public electricity transmission service - Development of infrastructure projects and their commercial exploitation and - Software development, Information technology and telecommunications activities and services	Colombia	Latin America	26,584,977	1,341,999	73,480,911	46,895,934

		Ownership			Geographic		Profit
	Functional	Interest		Country/	area of		(loss) for	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	the period	assets	liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A.	Colombian peso	51.88%	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia	Colombia	Colombia	580,247	266,589	746,271	166,024
Alcanos de Colombia S.A. E.S.P. (1)	Colombian peso	29.61%	Provision of the home public service of fuel gas, the construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.	Colombia	Colombia	297,244	107,430	837,451	540,207
Metrogas de Colombia S.A E.S.P. (1)	Colombian peso	33.49%	Provision of the public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.	Colombia	Colombia	52,944	16,411	142,043	89,099
Gases del Oriente S.A. E.S.P. (1)	Colombian peso	48.50%	Provision of the home public service of fuel gas distribution and the development of all complementary activities to the provision of said service.	Colombia	Colombia	77,161	47,069	215,458	138,297
Promotora de Gases del Sur S.A. E.S.P. (1)	Colombian peso	31.44%	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.	Colombia	Colombia	44,835	30,035	91,343	46,508
Combustibles Líquidos de Colombia S.A E.S.P. (1)	Colombian peso	41.61%	Wholesale commercialization of fuel gas, the provision of the home public LPG distribution service and the development of complementary activities to the provision of said service.	Colombia	Colombia	61,606	1,198	82,341	20,735

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	assets	liabilities
Ecopetrol USA Inc.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	United States of America	United States of America	14,511,454	608,693	14,525,985	14,531
Ecopetrol Permian LLC.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	United States of America	United States of America	10,491,472	382,472	13,295,872	2,804,400
Ecopetrol Oleo e Gas do Brasil Ltda.	Real	100%	Hydrocarbons exploration and exploitation	Brazil	Brazil	1,890,521	(77,760)	1,984,852	94,331
Esenttia Masterbatch Ltda.	Colombian peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	318,698	164,590	532,034	213,336
Ecopetrol del Perú S. A.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	Peru	Peru	63,522	972	66,219	2,697
ECP Hidrocarburos de México S.A. de C.V.	U.S. Dollar	100%	Offshore exploration	Mexico	Mexico	44,056	(3,081)	46,447	2,391
Ecopetrol Costa Afuera S.A.S.	Colombian peso	100%	Offshore exploration	Colombia	Colombia	13,619	224	13,757	138
Esenttia Resinas del Perú SAC	U.S. Dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	14,969	(809)	30,152	15,183
Topili Servicios Administrativos S de RL De CV.	Mexican pesos	100%	Specialized management services	Mexico	Mexico	(454)	(138)	625	1,079
Kalixpan Servicios Técnicos S de RL De CV.	Mexican pesos	100%	Specialized services related to oil and gas industry	Mexico	Mexico	73	(18)	75	2
Ecopetrol US Trading LLC	U.S. Dollar	100%	International marketing of crude oil and refined products	United States of America	United States of America	262,345	187,894	2,409,138	2,146,793
Econova Technology & Innovation S.L.	U.S. Dollar	100%	Execution of activities related to science, technology, and innovation (ST&I) activities.	Spain	Spain	219	(62)	391	172
Ecopetrol Singapore PTE. LTD	Singapore dollar	100%	Holding company with investment in an international trading company for crude oil and refined products	Singapore	Asia	425,806	194,409	425,901	95
Ecopetrol Trading Asia PTE. LTD	Singapore dollar	100%	International marketing of crude oil and refined products	Singapore	Asia	425,201	194,394	3,909,793	3,484,592

Schedule of interests in associates and joint ventures

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	assets	liabilities
Associates
Serviport S.A. (2)	Colombian peso	49%	Services to support the loading and unloading of oil trucks, supply of equipment for the same purpose, technical inspections, and load measurements	Colombia	Colombia	17,230	(6,773)	38,707	21,477
Sociedad Portuaria Olefinas y Derivados S.A. (3)	Colombian peso	50%	Construction, use, maintenance, adaptation and administration of port facilities, ports, private docks, or service to the general public	Colombia	Colombia	7,065	(920)	9,084	2,019
Joint ventures
Equion Energía Limited	U.S. Dollar	51%	Hydrocarbons exploration and exploitation	United Kingdom	Colombia	1,456,602	28,149	1,534,068	77,466
Ecodiesel Colombia S.A. (3)	Colombian peso	50%	Production, commercialization and distribution of biofuels and oleochemicals	Colombia	Colombia	155,957	18,744	247,720	91,763

(1)	Indirect participation through Inversiones de Gases de Colombia S.A. - Invercolsa S.A.
(2)	Information available as of December 31, 2023, the investment is totally impaired.
(3)	Information available as of June 30, 2024.